RESTRICTED CASH - Components of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash collateral relating to rehabilitation performance guarantees	$ 20,631	$ 20,414
Other restricted cash	1,559	1,779
Restricted cash	$ 22,190	$ 22,193